PRODUCT INFORMATION NOTICE DATED DECEMBER 2, 2021
to the following variable annuity contracts

Talcott Resolution Life Insurance Company Separate Account Three:
Director M Access
The Director M Edge
The Director M Plus
AmSouth Variable Annuity M Plus
The Director M Select Plus
The Director M Outlook
First Horizon Director M Outlook
Director M Platinum Outlook
AmSouth Director M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook

Talcott Resolution Life Insurance Company Separate Account Seven
Leaders Series IV
Leaders Platinum Series I
Leaders / Chase Series III
Huntington Leaders Series II
Leaders Ultra
Leaders Select Series II
Leaders Foundation Series I

Talcott Resolution Life and Annuity Insurance Company Separate Account Three:
Director M Access
The Director M Edge
The Director M Plus

Talcott Resolution Life and Annuity Insurance Company Separate Account Seven:
Leaders Edge Series IV
Leaders Foundation Series I

This product information notice updates certain information for insurance products issued by
Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company

Effective May 1, 2022, changes are made to the following investment options:

•the AB VPS Balanced Wealth Strategy Portfolio will be changed to AB VPS Balanced Hedged Allocation Portfolio; and

•the AB VPS International Growth Portfolio will be changed to AB VPS Sustainable International Thematic Portfolio.

This product information notice should be retained for future reference.

HV-7886